Share Based Compensation (Details - Assumptions) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted	5,230,000
Share based compensation expenses	$ 0	$ 555
Stock Option 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date	3/22/2021
Expiration date	3/22/2026
Exercise price	$ 0.0900
Valuation	$ 190,202
Volatility	211.00%
Expected life	3 years 4 months 24 days
Options granted	2,000,000
Share based compensation expenses	$ 0	0
Stock Option 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date	8/24/2022
Expiration date	8/24/2032
Exercise price	$ 0.0600
Valuation	$ 43,456
Volatility	178.00%
Expected life	5 years 6 months
Options granted	730,000
Share based compensation expenses	$ 0	0
Stock Option 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date	10/12/2022
Expiration date	10/12/2032
Exercise price	$ 0.0600
Valuation	$ 106,109
Volatility	162.00%
Expected life	5 years 6 months
Options granted	2,250,000
Share based compensation expenses	$ 0	0
Stock Option 4 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date	1/16/2023
Expiration date	1/16/2028
Exercise price	$ 0.0675
Valuation	$ 13,267
Volatility	174.00%
Expected life	3 years 3 months 18 days
Options granted	250,000
Share based compensation expenses	$ 0	$ 555